Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2019	2018	2019	2018
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$484,707	$531,694	$168,325	$176,975
Projected benefit obligation assumed from business combination	20,196	—	11,646	—
Modifications to plans	(7,705)	—	—	—
Service cost	12,351	15,481	4,587	5,791
Interest cost	20,222	19,077	7,575	6,727
Actuarial (gain) loss	65,443	(29,986)	33,605	(14,800)
Contributions from retirees	—	—	1,913	1,878
Gain on curtailment	—	(1,875)	—	—
Medicare Part D	—	—	414	42
Benefits paid	(30,244)	(49,684)	(8,848)	(8,288)
Projected benefit obligation, end of year	$564,970	$484,707	$219,217	$168,325
Change in plan assets
Fair value of plan assets, beginning of year	339,099	403,945	115,542	130,487
Plan assets acquired in business combination	8,004	—	15,688	—
Actual return on plan assets	68,025	(36,987)	25,464	(10,603)
Employer contributions	22,190	21,825	8,628	2,026
Medicare Part D subsidy receipts	—	—	414	42
Benefits paid	(30,244)	(49,684)	(6,863)	(6,410)
Fair value of plan assets, end of year	$407,074	$339,099	$158,873	$115,542
Unfunded status	$(157,896)	$(145,608)	$(60,344)	$(52,783)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	—	—	8,437	3,161
Current liabilities	(1,415)	(873)	(1,168)	(850)
Non-current liabilities	(156,481)	(144,735)	(67,613)	(55,094)
Net amount recognized	$(157,896)	$(145,608)	$(60,344)	$(52,783)

Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2019	2018	2019	2018
Accumulated benefit obligation	$504,403	$439,458	$202,422	$163,375
Fair value of plan assets	$407,074	$339,099	$133,711	$107,430

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2019	2018	2019	2018
Projected benefit obligation	$564,971	$476,791	$202,422	$163,375
Fair value of plan assets	$407,074	$339,099	$133,711	$107,430

Amounts Recognized in Accumulated Other Comprehensive loss

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2018	$25,128	$(4,995)	$(3,182)	$(470)
Additions to AOCI	34,916	(1,875)	3,254	—
Amortization in current period	(1,074)	649	272	262
Loss on plan settlements	$(2,547)	$—	$—	$—
Reclassification to regulatory accounts (note 7(b))	(22,166)	—	(14,232)	—
Balance, December 31, 2018	$34,257	$(6,221)	$(13,888)	$(208)
AOCI from business acquisition	—	(285)	—	—
Additions to AOCI	17,905	(7,705)	14,871	—
Amortization in current period	(3,530)	784	409	208
Reclassification to regulatory accounts (note 7(b))	(10,122)	7,247	(10,538)	—
Balance, December 31, 2019	$38,510	$(6,180)	$(9,146)	$—

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2019 and 2018 were as follows:

	Pension benefits		OPEB
	2019	2018	2019	2018
Discount rate	3.19%	4.19%	3.29%	4.26%
Interest crediting rate (for cash balance plans)	4.48%	4.43%	N/A	N/A
Rate of compensation increase	4.00%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.125%	6.25%
Age 65 and after			6.125%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
Weighted average assumptions used to determine net benefit cost for 2019 and 2018 were as follows:

	Pension benefits		OPEB
	2019	2018	2019	2018
Discount rate	4.19%	3.57%	4.25%	3.60%
Expected return on assets	6.87%	7.13%	6.51%	6.52%
Rate of compensation increase	4.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2024

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2019	2018	2019	2018
Service cost	$12,351	$15,481	$4,587	$5,791
Non-service costs
Interest cost	20,222	19,077	7,575	6,727
Expected return on plan assets	(20,485)	(27,820)	(6,725)	(7,451)
Amortization of net actuarial loss (gain)	3,530	1,074	(409)	(272)
Amortization of prior service credits	(784)	(649)	(208)	(262)
Amortization of regulatory assets/liabilities	12,082	10,584	2,534	3,982
	$14,565	$2,266	$2,767	$2,724
Net benefit cost	$26,916	$17,747	$7,354	$8,515

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	68%	50% - 78%
Debt securities	32%	22% - 50%
	100%
The fair values of investments as of December 31, 2019, by asset category, are as follows:

Asset class	Level 1	Percentage
Equity securities	$414,985	73%
Debt securities	141,229	25%
Other	9,732	2%
	$565,946	100%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2020	2021	2022	2023	2024	2025—2029
Pension plan	$34,461	$34,385	$35,383	$36,897	$37,848	$192,648
OPEB	7,469	7,867	8,379	8,903	9,361	52,864